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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21133

                            Clarion Investment Trust
               (Exact name of registrant as specified in charter)

                       230 Park Avenue, New York, NY 10169
            (Address of principal executive offices)   (Zip code)

                                  Daniel Heflin
                            Clarion Investment Trust
                                 230 Park Avenue
                               New York, NY 10169
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.
        Attached hereto.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                             Principal
                                                              Amount            Value
---------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (81.23%)
---------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.
   6.502% due 02/12/06 (a)                                 $  1,500,000      $1,567,910
   5.817% due 05/14/09 (a)                                    1,000,000       1,010,781
   7.780% due 02/15/10                                        3,000,000       3,438,750
BXG Receivables Note Trust
   4.445% due 10/01/11 (a)                                    3,000,000       3,000,000
Chase Commercial Mortgage Securities Corp.
   7.600% due 06/18/06                                        2,500,000       2,659,473
   7.370% due 02/19/07                                        1,509,915       1,620,328
   7.370% due 05/19/07                                          750,000         814,629
   6.600% due 12/19/07                                          120,000         128,976
   6.560% due 05/18/08                                        1,000,000       1,076,523
   6.390% due 11/18/08                                        3,000,000       3,101,602
   6.484% due 02/12/11 (a)                                    2,000,000       2,162,422
Commercial Mortgage Acceptance Corp.
   6.276% due 08/15/08                                        1,000,000       1,070,234
   6.790% due 08/15/08                                        1,018,261       1,076,971
Commercial Mortgage Pass-Through Certificates
   2.250% due 12/15/06 (a)                                      500,000         500,000
   0.193% due 05/10/26 (a)                                  139,763,376 (b)     840,761
CS First Boston Mortgage Securities Corp.
   3.630% due 11/15/06 (a)                                    1,000,000       1,000,000
   6.000% due 07/15/12 (a)                                    4,479,000       2,950,541
   6.266% due 03/15/13 (a)                                    1,750,000       1,732,226
   5.226% due 11/15/14 (a)                                    3,000,000       2,357,930
DLJ Commercial Mortgage Corp.
   6.080% due 08/10/08                                        1,660,280       1,728,830
   7.861% due 06/10/09                                        2,000,000       2,196,094
   8.240% due 09/10/09                                        2,000,000       2,237,344
DLJ Mortgage Acceptance Corp.
   7.830% due 10/12/06 (a)                                    2,500,000       2,671,582
   7.660% due 04/15/07 (a)                                      500,000         542,520
   7.760% due 05/15/07 (a)                                    2,600,000       2,817,344
First Union - Lehman Brothers Commercial Mortgage Corp.
   6.790% due 10/18/11                                        3,300,000       3,630,000
First Union National Bank Commercial Mortgage Corp.
   6.509% due 02/12/12                                        1,000,000       1,083,047
GE Capital Commercial Mortgage Corp.
   5.024% due 03/10/13 (a)                                    1,000,000         986,484
   5.564% due 04/10/14 (a)                                    2,000,000       1,901,875
   0.054% due 04/06/12 (a)                                   75,000,000 (b)     691,410
GS Mortgage Securities Corp. II
   6.771% due 05/03/11 (a)                                    1,000,000       1,105,000
   6.526% due 08/15/11 (a)                                    1,795,000       1,959,705
J.P. Morgan Chase Commercial Mortgage Securities Corp.
   7.184% due 12/15/11 (a)                                    1,000,000       1,112,305
   5.056% due 01/12/13 (a)                                    3,727,000       2,162,388
   5.654% due 01/12/15 (a)                                    2,000,000       1,899,609
   5.722% due 07/12/17 (a)                                    1,300,000       1,209,914
   5.455% due 09/12/17 (a)                                    1,000,000         928,477
   0.376% due 11/12/22 (a)                                   73,095,044 (b)   2,672,538
   0.272% due 06/12/24 (a)                                   62,460,313 (b)     800,273

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
July 31, 2004 (unaudited)

                                                            Principal
                                                             Amount             Value
----------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
----------------------------------------------------------------------------------------
LB UBS Commercial Mortgage Trust
   6.462% due 02/15/12                                    $  1,800,000      $  1,966,852
   4.647% due 02/15/13                                       1,000,000           956,680
   5.250% due 07/15/13 (a)                                   1,120,000         1,051,969
   5.224% due 08/15/13 (a)                                   3,618,000         2,555,212
   5.281% due 01/15/16                                       1,000,000           935,312
   0.459% due 05/15/17 (a)                                  54,174,525 (b)     2,018,846
   0.216% due 08/15/21 (a)                                  29,625,037 (b)       962,814
Merrill Lynch Mortgage Investors, Inc.
   7.420% due 03/25/06                                       1,750,000         1,835,996
   7.120% due 04/18/07                                         455,070           484,862
Morgan Stanley Dean Witter Capital I
   5.310% due 06/15/06                                         959,420           984,492
   4.570% due 07/18/06                                       1,341,823         1,363,785
   5.980% due 09/15/06                                         855,223           878,942
   6.510% due 02/15/12                                       2,675,000         2,916,168
Mortgage Capital Funding, Inc.
   7.214% due 11/20/07 (a)                                   2,500,000         2,459,082
   6.000% due 02/18/08 (a)                                   3,600,000         3,114,422
   5.750% due 12/21/26                                       1,500,000         1,396,816
Nationslink Funding Corp.
   6.001% due 07/20/08                                       1,572,310         1,619,540
Prudential Securities Secured Financing Corp.
   7.193% due 04/15/09                                       1,000,000         1,111,875
Salomon Brothers Mortgage Securities VII
   5.045% due 07/18/12                                       2,827,000         2,797,405
TIAA Commercial Real Estate Securitization
   5.770% due 09/19/06 (a)                                     148,373           152,760
Wachovia Bank Commercial Mortgage Trust
   5.880% due 04/15/06 (a)                                     600,000           578,320
   4.932% due 04/15/13 (a)                                   3,020,000         2,038,264
   5.382% due 06/15/13 (a)                                   3,500,000         2,723,164
   4.812% due 02/15/14                                       3,000,000         2,894,062
   0.490% due 06/15/23 (a)                                 118,851,206 (b)     2,177,390
   0.216% due 07/15/26 (a)                                 119,059,508 (b)       739,467
----------------------------------------------------------------------------------------
   Total Commercial Mortgage-Backed Securities
   (Cost $110,379,283)                                                       109,161,293
----------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (3.05%)
----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
   5.50% due 03/01/23                                        1,070,927         1,086,824
   6.00% due 11/01/32                                          465,889           477,377
Federal National Mortgage Association
   5.00% due 05/01/18                                        1,102,008         1,110,790
   5.50% due 10/01/32                                        1,417,388         1,418,408
----------------------------------------------------------------------------------------
   Total Mortgage-Backed Securities
   (Cost $4,142,596)                                                           4,093,399
----------------------------------------------------------------------------------------

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CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
July 31, 2004 (unaudited)

                                                            Principal
                                                             Amount         Value
------------------------------------------------------------------------------------
CORPORATE BONDS (2.90%)
------------------------------------------------------------------------------------
Ingles Markets, Inc.
   8.875% due 12/01/11                                     $  500,000   $    520,000
iStar Financial, Inc.
   7.000% due 03/15/08                                        750,000        795,938
   6.000% due 12/15/10                                      1,000,000      1,005,000
La Quinta Properties
   8.875% due 03/15/11                                      1,000,000      1,102,500
Meritage Corp.
   7.000% due 05/01/14                                        500,000        476,250
------------------------------------------------------------------------------------
   Total Corporate Bonds
   (Cost $3,833,600)                                                       3,899,688
------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (12.54%)
------------------------------------------------------------------------------------
Government National Mortgage Association
   3.110% due 01/16/19                                      1,962,489      1,914,500
   5.888% due 08/16/42                                      3,341,083      3,095,069
   5.558% due 03/16/44                                        506,979        465,451
   5.502% due 09/16/44                                      1,046,874        921,290
   5.364% due 01/16/45                                      1,064,527        931,336
   5.126% due 11/16/45                                        523,997        433,301
   5.491% due 11/16/45                                      1,065,992        923,833
   5.488% due 03/16/46                                        520,959        457,324
United States Treasury Bond
   8.000% due 11/15/21                                      3,188,000      4,227,587
United States Treasury Note
   5.000% due 02/15/11                                      3,300,000      3,479,953
------------------------------------------------------------------------------------
   Total United States Government Agencies & Obligations
   (Cost $17,548,745)                                                     16,849,644
------------------------------------------------------------------------------------
TOTAL SECURITIES (99.72%)
   (Cost $135,904,224) (c)                                               134,004,024
------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (0.28%)                                     371,791
------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                    $134,375,815
====================================================================================

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     The value of these securities at July 31, 2004 was $61,155,705 or 45.5% of net assets.
(b)  Represents notional amount of interest-only security.
(c) The cost for federal income tax purposes was $135,904,224. At July 31, 2004 net unrealized depreciation for all securities based on tax cost was $1,900,200. This consisted of aggregate gross unrealized appreciation for all securities of $1,084,784 and aggregate gross unrealized depreciation for all securities of $2,984,984.

Item 2. Controls and Procedures.

     (a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust


By: /s/ Daniel Heflin
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: September 28, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Daniel Heflin
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: September 28, 2004


By: /s/ Fredrick Arenstein
    -------------------------------------
    Fredrick Arenstein
    Treasurer and Chief Financial Officer

Date: September 28, 2004